Schedule of lease cost recognized of balance sheet (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Right-of-use Assets And Lease Liabilities
Right-of-use assets	$ 448,298	$ 580,142	$ 716,507
Current	208,400	269,691	260,331
Non-current	223,770	289,581	427,418
Total lease liabilities	$ 432,170	$ 559,272	$ 687,749